Other operating income and expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Analysis of other operating income
Gain on sale and leaseback transactions of aircraft and spare engines		$ 710,522	$ 284,759	$ 609,168
Loss on sale of rotable spare parts furniture and equipment		(2,604)	(8,954)	(2,356)
Other income		22,415	51,403	15,161
Other operating income	$ 36,611	730,333	327,208	621,973
Analysis of other operating expenses
Administrative and operational support expenses		632,041	581,181	536,079
Technology and communications		383,648	381,055	385,841
Passenger services		87,850	65,477	70,337
Insurance		53,507	74,661	60,892
Others		194	10,553	5,949
Other operating expenses	$ 58,011	$ 1,157,240	$ 1,112,927	$ 1,059,098